Organization - Summary of Financial Information of VIEs Before Eliminating Intercompany Balances and Transactions Between VIEs and Other Entities within Group (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets [Abstract]
Cash and cash equivalents		$ 2,405,153	$ 2,811,056
Loans receivable, net		4,052,215	2,464,662
Total current assets		16,857,668	11,773,934
Non-current assets [Abstract]
Property and equipment, net		1,097,699	1,207,698
Deferred tax assets		517,383	328,961
Total non-current assets		5,767,801	7,109,298
Total assets		22,625,469	18,883,232
Current liabilities [Abstract]
Accrued expenses and other payables		2,380,371	1,834,807
Deferred revenue		1,405,785	1,208,892
Total current liabilities		11,296,152	8,168,941
Non-current liabilities [Abstract]
Deferred revenue		109,895	72,587
Borrowings		249,474	119,323
Total non-current liabilities		2,851,741	4,016,706
Total liabilities		14,147,893	12,185,647
Revenue [Abstract]
Revenue		16,819,866	13,063,560	$ 12,449,705
Net income		447,827	162,682	(1,657,772)
VIEs [Member]
Current assets [Abstract]
Cash and cash equivalents		61,362	63,187
Loans receivable, net		426,171	148,246
Amounts due from intercompanies	[1]	275,715	241,740
Others		124,710	123,046
Total current assets		887,958	576,219
Non-current assets [Abstract]
Property and equipment, net		88,964	123,094
Deferred tax assets		39,967	35,280
Others		71,287	28,649
Total non-current assets		200,218	187,023
Total assets		1,088,176	763,242
Current liabilities [Abstract]
Accrued expenses and other payables		140,883	128,917
Deferred revenue		196,369	169,059
Borrowings		50,000	0
Amounts due to intercompanies	[1]	158,139	230,884
Others		18,829	15,864
Total current liabilities		564,220	544,724
Non-current liabilities [Abstract]
Deferred revenue		12,226	16,658
Amounts due to intercompanies	[1]	207,855	61,165
Borrowings		249,474	119,323
Others		65,596	19,529
Total non-current liabilities		535,151	216,675
Total liabilities		1,099,371	761,399
Revenue [Abstract]
Net income		(14,011)	40,776	20,425
Net cash generated from (used in) operating activities		(54,917)	(21,369)	22,449
Net cash used in investing activities		(319,262)	(189,617)	(89,160)
Net cash generated from financing activities		338,806	232,420	44,442
VIEs [Member] | Third-Party Customers [Member]
Revenue [Abstract]
Revenue		613,102	551,978	722,607
VIEs [Member] | Intercompanies [Member]
Revenue [Abstract]
Revenue		$ 373,962	$ 248,637	$ 176,072

[1]	Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions and funds advanced for working capital purpose.